INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at January 1	$ 4,831	$ 2,910
Decrease in uncertain tax positions for the previous years	(4,831)	(804)
Increase in uncertain tax positions for the current year, net	303	2,725
Balance at December 31	$ 303	$ 4,831